Commitments and Contingencies	3 Months Ended	12 Months Ended
	Mar. 31, 2014	Dec. 31, 2013
Notes to Financial Statements
Commitments and Contingencies

Litigation

As of the date of this report, there are no pending legal proceedings to which we or our properties are subject, except for routine litigation incurred in the normal course of business.

Earn-Out Contingency

We had an earn-out commitment associated with the acquisition of SmartReceipt. The earn-out consists of 200% of the “eligible revenue” of the Company over the 12 month period following the close of the transaction (“earn-out period”).  The “eligible revenue” will consist of: 100% of Company revenue derived during the earn out period from the sale of SmartReceipt products and services to certain SmartReceipt clients as of the close (the “designated SmartReceipt clients”); plus 50% of Company revenue derived during the earn out period from the sale of Company products and services to the designated SmartReceipt clients, plus 50% of the Company revenue derived during the earn out period from the sale of SmartReceipt products and services to Company clients who are not designated SmartReceipt clients.  The earn-out payment will be payable in common shares of the Company (valued at the Closing VWAP) no later than the 90th day following the end of the earn-out period.  For purposes of the foregoing, the “Closing VWAP” means the volume weighted average trading price of the Company’s common stock for the 90 trading days preceding the initial close of the transactions under the Asset Purchase Agreement.

As of March 31, 2014, the estimated dollar value of the earn-out payable was $2,273,000. As of March 31, 2014, the earn-out payable was recorded as a current liability, due to its one year term, on the consolidated balance sheet.

Litigation

As of the date of this report, there are no pending legal proceedings to which we or our properties are subject, except for routine litigation incurred in the normal course of business.

Operating Lease

The Company has a lease agreement for 6,730 square feet, as amended, for its office facilities in Chandler, AZ through December 2015.  Monthly rental payments, excluding common area maintenance charges, are $11,958 in 2014 and $12,357 in 2015. The Company has month-to-month lease agreements for its office facilities in San Diego, CA and North Huron, MI.

The minimum lease payments for the Chandler, AZ facilities that are required over the next five years are shown below.

Minimum Lease Payments
2014	$143,492
2015	148,281
2016	-
2017	-
2018	-
Thereafter	-
$291,773

Rent expense for was $166,802 and $179,179 for the years ended December 31, 2013 and 2012.